Debt and Lease Arrangements - Schedule of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Debt [Line Items]
Short-term debt	$ 3,962		$ 693
Long-term debt due within 1 year	11,102		9,441
Current debt	15,064	$ 13,046	10,134
Non-current debt	81,360	$ 79,815	66,690
Total	96,424		76,824
Debt (excluding lease liabilities)
Disclosure Of Debt [Line Items]
Short-term debt	3,962		693
Long-term debt due within 1 year	6,146		8,419
Current debt	10,108		9,112
Non-current debt	55,779		53,686
Total	65,887		62,798
Lease liabilities
Disclosure Of Debt [Line Items]
Short-term debt	0		0
Long-term debt due within 1 year	4,956		1,022
Current debt	4,956		1,022
Non-current debt	25,581		13,004
Total	$ 30,537		$ 14,026